4. NOTES RECEIVABLE, RELATED PARTIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Notes Receivable Related Parties
Note receivable, related parties	$ 217,461	$ 163,793
Accrued interest income	6,798	$ 3,637
Payments for related parties	$ 73,844